Business overview (Details Narrative) - Novo Nordisk A/S [Member] € in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)
IfrsStatementLineItems [Line Items]
Percentage of clinical trial costs reimbursement	100.00%	100.00%
Clinical trial costs | $	$ 10,700
Additional clinical trial costs | $	$ 10,700
Euro [Member]
IfrsStatementLineItems [Line Items]
Clinical trial costs | €		€ 9,000
Additional clinical trial costs | €		€ 9,000